Inventories - Additional Information (Detail) - KRW (₩) ₩ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Inventories [line items]
Reversals of inventory write-downs	₩ 0
Inventories recognized as operating expenses	₩ 1,323,907	₩ 1,264,302	₩ 1,266,271